Share Capital and Reserves - Schedule of Composition of Share Capital (Details) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition of Share Capital [Abstract]
Authorized	[1]	1,000,000,000	1,000,000,000
Issued and outstanding	[1]	415,103,076	69,579,231

[1]	On February 17, 2025, the general meeting of shareholders of the Company approved to increase the authorized shares of the Company to 10,000,000,000 ordinary shares.